Document And Entity Information	Jan. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2023
Entity Registrant Name	INTELLIA THERAPEUTICS, INC.
Entity Central Index Key	0001652130
Entity Emerging Growth Company	false
Securities Act File Number	001-37766
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4785571
Entity Address, Address Line One	40 Erie Street, Suite 130
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	857
Local Phone Number	285-6200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NTLA
Security Exchange Name	NASDAQ